DISTRIBUTION OF PROFITS	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
DISTRIBUTION OF PROFITS

1 8 .	DISTRIBUTION OF PROFITS
Subsidiaries of Melco incorporated in Macau are required to set aside a minimum between

10
% to
25
% of
the entity’s profit after tax to the legal reserve until the balance of the legal reserve reaches a level equivalent to between
25
% to
50
%
of the entity’s share capital in accordance with the provisions of the Macau Commercial Code. The legal reserve is not available for distribution to the shareholders of the subsidiaries. The appropriation of the legal reserve is recorded in the subsidiaries’ financial statements in the year in which it is approved by
the shareholders of the relevant subsidiaries. As of December 31, 2023 and 2022, the aggregate balance of the legal reserves amounted to
$31,525 and $31,524, respectively.
The Company’s borrowings, subject to certain exceptions and conditions, contain certain restrictions on paying dividends and other distributions, as defined in the respective indentures governing the relevant senior notes and credit facility agreements, and disclosed in Note 11 under each of the respective borrowings.